Commitments, Contingencies and Guarantees (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Put Obtains Upon Termination and Other	$ 102,089
Investment Commitments	4,106
Letters of Credit Outstanding, Amount	4,771	5,830
Estimated Payments for Purchase of Ownership Interest on Exercise of Put Options	15,866
Estimated Issuance of Share Capital for Purchase of Ownership Interest on Exercise of Put Options	1,414
Estimated Aggregate Amount For Purchase Of Ownership Interest On Exercise Of Put Options	117,953
Operating Leases, Rent Expense	35,935	26,554	18,429
Operating Leases, Income Statement, Sublease Revenue	820	555	277
Accrued Sublease Income Receivable	$ 1,382